SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended					1 Months Ended		1 Months Ended		1 Months Ended		0 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 CBIC and Rockbridge	Dec. 31, 2012 Surety segment Acquisitions prior to 2011	Apr. 30, 2011 Surety segment Contractors Bonding and Insurance Company	Dec. 31, 2012 Surety segment Contractors Bonding and Insurance Company	Apr. 30, 2011 Casualty and Surety segment Contractors Bonding and Insurance Company	Dec. 31, 2012 Casualty and Surety segment Contractors Bonding and Insurance Company	Apr. 30, 2011 Casualty Contractors Bonding and Insurance Company	Dec. 31, 2012 Casualty Contractors Bonding and Insurance Company	Nov. 02, 2012 Casualty Rockbridge	Dec. 31, 2012 Casualty Rockbridge
INTANGIBLE ASSETS
Goodwill and intangibles	$ 76,113,000				$ 60,482,000				$ 76,113,000	$ 60,482,000							$ 33,300,000				$ 16,600,000
Goodwill													26,200,000		15,100,000				5,300,000		12,400,000
Goodwill acquired														15,100,000				5,300,000		12,400,000
Indefinite Lived Intangible Assets																	8,800,000
Indefinite Lived Intangible Assets Acquired																8,800,000
Definite-lived intangible assets, net of amortization																	4,100,000				4,200,000
Amortization of intangible assets												1,000,000
Basic EPS, Income (Numerator)
Income available to common shareholders	25,097,000	25,463,000	24,748,000	28,038,000	29,931,000	23,969,000	44,992,000	27,706,000	103,346,000	126,598,000	128,197,000
Diluted EPS, Income (Numerator)
Income available to common shareholders									103,346,000	126,598,000	128,197,000
Basic EPS, Weighted Average Shares (Denominator)
Number of shares outstanding									21,216	21,078	21,020
Effect of Dilutive Securities, Shares (Denominator)
Stock options (in shares)									364	356	221
Diluted EPS, Weighted Average Shares (Denominator)
Number of shares outstanding									21,580	21,434	21,241
Basic EPS, Per Share Amount
Basic earnings per share (in dollars per share)	$ 1.18	$ 1.20	$ 1.17	$ 1.32	$ 1.42	$ 1.14	$ 2.13	$ 1.32	$ 4.87	$ 6.01	$ 6.10
Diluted EPS, Per Share Amount
Diluted earnings per share (in dollars per share)	$ 1.16	$ 1.19	$ 1.15	$ 1.30	$ 1.39	$ 1.12	$ 2.11	$ 1.30	$ 4.79	$ 5.91	$ 6.04
COMPREHENSIVE EARNINGS
Tax rate used (as a percent)									35.00%	35.00%	35.00%
Other comprehensive income (loss), tax									$ 13,900,000	$ 11,500,000	$ 10,000,000